Warrants (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2019	Dec. 31, 2018	Jul. 31, 2018
Warrants [Line Items]
Warrants and rights outstanding, Term											10 years
Proceeds from the exercise of warrants					$ 3,000
Common Stock Warrants [Member]
Warrants [Line Items]
Warrants and rights outstanding, Term								10 years	10 years
Class of warrants or rights issued during the period units								15,000	60,000
Class of warrants or rights number of securities covered by warrants or rights	3,438,950
Class of warrants or rights exercise price	$ 0.001							$ 0.58	$ 0.32
Class of warrants or rights excercised during the period	3,207,974
Common Stock Warrants [Member] | Loan and security agreement [Member]
Warrants [Line Items]
Debt instrument face value												$ 8,000,000
Class of warrants or rights number of securities covered by warrants or rights												48,377
Class of warrants or rights exercise price												$ 1.05
Warrants not settleable in cash fair value disclosure												$ 29,000
Series B convertible redeemable preferred stock [Member]
Warrants [Line Items]
Class of warrants or rights excercised during the period			300,000
Proceeds from the exercise of warrants			$ 0
Warrant liabillity classified into temporary equity			$ 240,000
Series B convertible redeemable preferred stock [Member] | Convertible Promissory Note Agreement 2016 [Member]
Warrants [Line Items]
Class of warrants or rights number of securities covered by warrants or rights							300,000
Class of warrants or rights exercise price							$ 1.6118
Reduction in the balance of notes payable							$ 107,000
Class of warrants or rights year of expiry							2022
Series D-3 convertible redeemable preferred stock [Member] | Tranche One [Member]
Warrants [Line Items]
Class of warrants or rights number of securities covered by warrants or rights										63,158
Class of warrants or rights exercise price										$ 0.01
Class of warrants or rights excercised during the period						31,578
Warrants and rights outstanding maturity date										Apr. 01, 2020
Series D-3 convertible redeemable preferred stock [Member] | Tranche Two [Member]
Warrants [Line Items]
Class of warrants or rights number of securities covered by warrants or rights										31,578
Class of warrants or rights exercise price										$ 0.01
Class of warrants or rights excercised during the period		63,158
Warrants and rights outstanding maturity date										Apr. 01, 2020
Series E-2 convertible redeemable preferred stock [Member]
Warrants [Line Items]
Class of warrants or rights issued during the period units				404,409
Class of warrants or rights excercised during the period					6,706,750
Proceeds from the exercise of warrants					$ 7,000
Warrant liabillity classified into temporary equity					$ 8,048,000
Class of warrants or rights issued during the period value				$ 912,000
Class of warrants or rights exercised during the period				77,597
Series E-3 convertible redeemable preferred stock [Member]
Warrants [Line Items]
Class of warrants or rights excercised during the period			248,877
Proceeds from the exercise of warrants			$ 249
Warrant liabillity classified into temporary equity			$ 408,000
Class of warrants or rights exercised during the period				995,924
Series E-2 and Series E-3 convertible redeemable preferred stock [Member]
Warrants [Line Items]
Proceeds from the exercise of warrants				$ 1,000
Warrant liabillity classified into temporary equity				$ 3,515,000
Interprivate II Acquisition Crop [Member]
Warrants [Line Items]
Warrants and rights outstanding, Term				5 years
Warrant or right, reason for issuance, Description				Once the warrants become exercisable, the Company may redeem the outstanding warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the closing price of the Class A common stock for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted).
Description on business combination				In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 80% of the higher of the Market Value and the Newly Issued Price.
Representative shares [Member] | Interprivate II Acquisition Crop [Member]
Warrants [Line Items]
Stock issued during period, shares, Acquisitions				200,000
Stock issued during period, value, Acquisitions				$ 2,000,000